Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates
The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2019	2018
	%	%

Income tax expense at statutory Canadian rates	27.0	27.1
Increase (decrease) resulting from:
Rate differential on foreign income	2.2	(3.1)
Non-deductible expenses and non-taxable income	0.7	0.8
Unrecognized tax losses and temporary differences	0.6	2.0
Transition tax related to US tax reform	0.4	(4.4)
Research and development and other tax credits	(1.0)	(0.7)
Other	(3.1)	2.6

	26.8	24.3

Summary of Major Components of Current and Deferred Income Tax Expense (Recovery) from Continuing Operations
Major components of current income tax expense from continuing operations are as follows:

	For the year ended December 31
	2019	2018
	$	$

Ongoing operations	54.9	64.5
Transition tax related to US tax reform	1.1	(10.0)

Total current income tax expense	56.0	54.5
Major components of deferred income tax expense from continuing operations are as follows:

	For the year ended December 31
	2019	2018
	$	$

Origination and reversal of timing differences	12.9	(1.9)
Unrecognized tax losses and temporary differences	7.8	2.7
Change of tax rates	(1.0)	(0.1)
Recovery arising from previously unrecognized tax assets	(4.6)	(0.2)

Total deferred income tax expense	15.1	0.5

Schedule of Significant Components of the Company's Net Deferred Income Tax Assets (Liabilities) from Continuing Operations

Significant components of net deferred income tax assets (liabilities) are as follows:
	December 31 2019 $	December 31 2018 $

Deferred income tax assets (liabilities)

Lease liabilities	162.0	-
Differences in timing of taxability of revenue and deductibility of expenses	16.2	33.4
Loss and tax credit carryforwards	11.4	16.7
Employee defined benefit plan	8.5	7.7
Other	1.1	2.5
Carrying value of property and equipment in excess of tax cost	(22.7)	(7.3)
Carrying value of intangible assets in excess of tax cost	(90.1)	(86.1)
Lease assets	(127.7)	-

	(41.3)	(33.1)

Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities)
The following is a reconciliation of net deferred tax assets (liabilities):

	December 31 2019 $	December 31 2018 $

Balance, beginning of the year	(33.1)	(31.4)
Impact of IFRS 16 in 2019 and IFRS 15 and IFRS 9 in 2018	11.5	6.7

January 1, 2019	(21.6)	(24.7)
Discontinued operations	-	(8.6)
Tax effect on other comprehensive (loss) income	4.0	2.0
Impact of foreign exchange	0.8	(2.3)
Other	0.2	(0.1)
Deferred taxes acquired through business combinations	(9.6)	(0.7)
Tax (expense) recovery during the year recognized in net income	(15.1)	1.3

Balance, end of the year	(41.3)	(33.1)

Schedule of Loss Carryforwards
At December 31, 2019, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31 2019 $	December 31 2018 $

Deductible temporary differences	9.2	13.0

Non-capital tax losses:
Expire (2020 to 2039)	37.8	27.4
Never expire	71.2	73.4
	109.0	100.8

Capital tax losses:
Never expire	6.8	9.3

	125.0	123.1